UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Edoma Partners LLP
Address: 11-12 Clifford Street

         London, United Kingdom  W1S 2LL

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Anthony
Title:     Operations Officer
Phone:     +44 20 7866 9125

Signature, Place, and Date of Signing:

     /s/ John Anthony     London, UK     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $222,199 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTO CULVER CO NEW          COM              013078100    25392   685526 SH       SOLE                   685526        0        0
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107     8305   492000 SH       SOLE                   492000        0        0
CIT GROUP INC                  COM NEW          125581801     5087   108000 SH       SOLE                   108000        0        0
CIT GROUP INC                  COM NEW          125581801    14130   300000 SH  CALL SOLE                   300000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    18086  1130400 SH       SOLE                  1130400        0        0
GENZYME CORP                   COM              372917104    10039   141000 SH       SOLE                   141000        0        0
MECHEL OAO                     SPONSORED ADR    583840103     1473    50400 SH       SOLE                    50400        0        0
NII HLDGS INC                  CL B NEW         62913F201    16323   365500 SH       SOLE                   365500        0        0
SEADRILL LIMITED               SHS              G7945E105    10485   309100 SH       SOLE                   309100        0        0
SLM CORP                       COM              78442P106    22264  1768400 SH       SOLE                  1768400        0        0
SLM CORP                       COM              78442P106     8813   700000 SH  CALL SOLE                   700000        0        0
U S G CORP                     COM NEW          903293405     4477   266000 SH       SOLE                   266000        0        0
VIVO PARTICIPACOES S A         SPON ADR PFD NEW 92855S200    41387  1269940 SH       SOLE                  1269940        0        0
WESTERN DIGITAL CORP           COM              958102105    15458   456000 SH       SOLE                   456000        0        0
YAHOO INC                      COM              984332106    20480  1231500 SH  CALL SOLE                  1231500        0        0